NET INCOME PER SHARE (TABLES)	12 Months Ended
Mar. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted net income per share for years indicated:

	Year ended March 31,
	2014	2015	2016
	$	$	$
Net income attributable to Highway Holdings Limited's shareholders, basic and diluted	596	1,150	1,251

Shares:
Weighted average common shares used in computing basic net income per share	3,778,825	3,786,542	3,801,874

Effect of dilutive securities:
Weighted average shares from assumed exercise of stock options and issuance of common shares	9,779	8,259	-
Weighted average common shares used in computing diluted net income per share	3,788,604	3,794,801	3,801,874

Net income per share, basic	0.16	0.30	0.33

Net income per share, diluted	0.16	0.30	0.33